UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

                                   Form 13F

                              Form 13F COVER PAGE

           Report for the Calendar Year or Quarter Ended: 9/30/2005

                Check here if Amendment [ ]: Amendment Number:

                       This Amendment (Check only one):________________

                         |_| is a restatement
                         |_| adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:      Pine River Capital Management, L.P.
Address:   800 Nicollet Mall, Suite 2710
           Minneapolis, MN 55402


Form 13F File Number: 028-10902

               The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Pine River Capital Management LLC
By: Brian Taylor
Title:   Sole Member
Phone:   612-238-3302

Signature, Place and Date of Signing:

/s/ Brian Taylor       800 Nicollet Mall, Suite 2710    Date: November 14, 2005
------------------     Minneapolis, MN 55402




Report Type (Check only one):

 x 13F HOLDINGS REPORT

|_| 13F NOTICE

|_| 13F COMBINATION REPORT

                             Form 13F Summary Page

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 35

Form 13F Information Table Value Total:  $53,668 (thousands)

List of Other Included Managers: None

                                                      FORM 13F INFORMATION TABLE

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        Column 1            Column 2       Column 3   Column 4          Column 5        Column 6      Column 7        Column 8
----------------------  ---------------- ----------- ---------- --------------------- ------------  ----------- ------------------
                                                       Value     Shrs or    SH/  Put/   Investment     Other      Voting authority
     Name of Issuer       Class Title       CUSIP     (x$1000)   prn amt.   PRN  Call   discretion    managers   Sole  Shared None
----------------------  ---------------- ----------- ---------- --------- ----- ----- ------------  ----------- ----- ------- ----
ALLERGAN INC COM *            COM          018490102         1       100    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
AMGEN INC COM *               COM          031162100       293       650    SH   CALL      SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
BOULDER TOTAL RETURN
 FD INC COM                   COM          101541100       446     25800    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
CUMMINS INC COM *             COM          231021106         5      1000    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIR LINES INC
 DEL COM *                    COM          247361108        34        50    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
DOBSON COMMUNICATIONS
 CORP CL A *                  CL A         256069105        38      5000    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK CO COM *        COM          277461109         5      1000    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY
INC COM *                     COM          595112103      2157    162184    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
MICRON TECHNOLOGY
INC COM *                     COM          595112103       427      1204    SH   CALL      SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
SALOMON BROTHERS
FD INC COM                    COM          795477108      1421    100900    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
SEPRACOR INC COM *            COM          817315104         3       527    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
AMERICAN GREETINGS CORP
 NOTE 7.000% 7/1          NOTE 7.000% 7/1  026375AJ4      3018   1500000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
CIBER INC SDCV 2.875%12/1 SDCV 2.875%12/1  17163BAB8       891   1000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
DEVON ENERGY CORP
NEW DEB 4.900% 8/1        DEB 4.900% 8/1   25179MAA1      1246   1000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
EL PASO CORP COM *            COM          28336L109         3       650    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
ENDEAVOR INTL CORP INC
NOTE 6.000% 1/1 ADDED     NOTE 6.000% 1/1  29257MAB6      2122   1750000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
EVERGREEN UTLS & HIGH
INCM F COM                    COM          30034Q109       384     16412    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
FIRST TR VAL LINE &
IBBTSN E COM                  COM          33735H105       367     16400    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
GREY WOLF INC FRNT 4/0     FRNT 4/0        397888AF5      5915   4000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
HANOVER COMPRESSOR CO
NOTE 4.750% 1/1           NOTE 4.750% 1/1  410768AE5      1141   1000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
HORACE MANN EDUCATORS
CORP N NOTE 1.425% 5/1    NOTE 1.425% 5/1  440327AG9       943   2000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
ING PRIME RATE TR
SH BEN INT                 SH BEN INT      44977W106        46      6700    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
JAKKS PAC INC
NOTE 4.625% 6/1           NOTE 4.625% 6/1  47012EAB2      6351   6000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
KERZNER INTL LTD
 NOTE 2.375% 4/1          NOTE 2.375% 4/1  492520AB7      2767   2500000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
LEAR CORP NOTE 2/2           NOTE 2/2      521865AG0      1125   2500000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
INC COM *                     COM          52729N100       170     73100    SH             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
LEVEL 3 COMMUNICATIONS
INC COM *                     COM          52729N100        33       725    SH   PUT       SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
NII HLDGS INC
NOTE 2.875% 2/0           NOTE 2.875% 2/0  62913FAC6      3381   2000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
NABORS INDS INC
DBCV 2/0                     DBCV 2/0      629568AF3      1706   2500000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP
NOTE 4.000% 5/1           NOTE 4.000% 5/1  74406AAC6      2050   1500000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
QUANTA SVCS INC
SDCV 4.500%10/0           SDCV 4.500%10/0  74762EAC6      1314   1000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
CRUISES LTD NOTE 2/0         NOTE 2/0      780153AK8      1957   3762000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
ROYAL CARIBBEAN
CRUISES LTD NOTE 5/1         NOTE 5/1      780153AM4      2712   4000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
SEROLOGICALS CORP
SDCV 4.750% 8/1           SDCV 4.750% 8/1  817523AB9      1652   1000000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
SIRIUS SATELLITE
RADIO INC NOTE 2.500% 2/1 NOTE 2.500% 2/1  82966UAC7      7544   4750000   PRN             SOLE      none        Sole
----------------------------------------------------------------------------------------------------------------------------------
                                                         53668
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